Operating Segment and Revenue Information - Geographic Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Revenue from contracts with customers	¥ 3,197,812	¥ 3,291,188	¥ 2,097,224
Non-current assets	9,462,877	9,643,726
Japan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	559,748	592,786	571,016
Non-current assets	413,402	385,709
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,567,931	1,595,922	828,985
Non-current assets	6,345,039	6,533,733
Europe and Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	666,177	645,528	405,641
Russia/ CIS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	57,560	76,835	59,741
Latin America
Disclosure of geographical areas [line items]
Revenue from contracts with customers	121,638	143,456	88,115
Asia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	156,240	165,401	105,411
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	1,494,239	1,484,238
Other
Disclosure of geographical areas [line items]
Revenue from contracts with customers	68,518	71,260	¥ 38,315
Non-current assets	¥ 1,210,197	¥ 1,240,046